Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 250,400	$ 1,467